Stock-Based Compensation (Detail 3) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating expenses
General and administrative	$ 263,098	$ 124,627	$ 393,456	$ 596,901	$ 1,147,374	$ 2,873,396